Investments in affiliates and joint ventures - Summary of Movement in Investments In Affiliates and Joint Ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Dividends and advances received from affiliates and joint ventures	$ (11,270)	$ (8,621)
Equity method investments
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Balance, beginning of the year	46,263	45,015
Investments in affiliates and joint ventures	2,321	2,790
Share of net income	21,860	7,740
Dividends and advances received from affiliates and joint ventures	(11,270)	(8,621)
Other adjustments	(3,200)	(661)
Balance, end of the year	$ 55,974	$ 46,263